Board of Directors, Senior Management and Key management personnel (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of information about Board of Directors Senior Management and Key management personnel [Abstract]
Disclosure of information about key management personnel [text block]
As of December 31, 2021, and 2020, the number of the key management personnel is 127 and 126, respectively.

Key management personnel compensation	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
	ThUS$	ThUS$	ThUS$
Key management personnel compensation	31,560	23,770	22,598